Employee Benefits - Rollforward, Balance of the Defined Benefit Obligation (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	$ 728	$ 433	$ 468
Pension and retirement plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Initial balance	7,193
Ending balance	7,679	7,193
Pension and retirement plans [member] | Present value of defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Initial balance	7,193	6,189	7,370
Current service cost	372	279	318
Past service (credit) cost	73	(45)
Interest expense	506	530	484
Settlement / Curtailment		2	(5)
Remeasurements of the net defined benefit obligation	326	859	(740)
Foreign exchange loss (gain)	37	(69)	(86)
Benefits paid	(828)	(582)	(450)
(Derecognition) acquisitions		30	(702)
Ending balance	7,679	7,193	6,189
Seniority premiums [member] | Present value of defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Initial balance	1,237	772	783
Current service cost	239	139	125
Past service (credit) cost		161
Interest expense	101	68	57
Settlement / Curtailment	13		(8)
Remeasurements of the net defined benefit obligation	309	230	(115)
Benefits paid	(136)	(133)	(77)
Acquisitions			7
Ending balance	1,763	1,237	772
Post retirement medical services [member]
Disclosure of net defined benefit liability (asset) [line items]
Initial balance	797
Ending balance	812	797
Post retirement medical services [member] | Present value of defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Initial balance	797	418	524
Current service cost	44	15	25
Interest expense	61	38	39
Settlement / Curtailment			(1)
Remeasurements of the net defined benefit obligation	(59)	356	(143)
Benefits paid	(31)	(30)	(26)
Ending balance	$ 812	$ 797	$ 418